Provisions for liabilities and other charges	9 Months Ended
Sep. 30, 2020
Provisions for liabilities and other charges
Provisions for liabilities and other charges

16      Provisions for liabilities and other charges

Movements in provisions for liabilities and other charges are as follows:

		Marketplace
		and consignment	Provision for
In thousands of EUR	Tax risks	goods	other expenses	Total
Balance as of December 31, 2019	25,840	549	877	27,266
Additions	3,169	497	928	4,594
Reversals	(170)	(219)	(178)	(567)
Use of provision	—	—	—	—
Effect of translation	(256)	(29)	(70)	(355)
Balance as of September 30, 2020	28,583	798	1,557	30,938
Current	28,583	798	1,249	30,630
Non-current	—	—	308	308

Tax risks

As of September 30, 2020, tax risk provision includes provisions related to VAT for EUR 10,398 thousand (December 31, 2019: 10,344), provisions related to Withholding Tax (WHT) for EUR 18,091 thousand (December 31,

2019: 15,399) and provisions related to other taxes for EUR 95 thousand (December 31, 2019: 97). Provision is calculated based on the detailed review of uncertain tax positions completed by management across the group and in consideration of the probability of a liability arising, within the applicable statute of limitations.

Marketplace and consignment goods

The provision for marketplace and consignment goods relates to the lost and damaged items, to be reimbursed to the vendors. Provision is calculated based on the detailed review of these items, and it is expected to be utilized during the next 12 months.

Provision for other expenses

Provision for other expenses comprise of litigations and provisions related to employees, vendors, customers and other parties. The provisions are calculated based on our best estimate considering past experience.